Alger Responsible Investing Fund Annual Fund Operating Expenses - Class Z Shares [Member] - Alger Responsible Investing Fund - Class Z	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.93%

[1]	The Fund and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Fund. The advisory fee for assets up to $1 billion is .71%, and for assets in excess of $1 billion is .65%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2025 was .71%.